Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 - USD ($)							1 Months Ended	12 Months Ended
	Nov. 18, 2022	Nov. 10, 2022	Aug. 31, 2022	Apr. 30, 2022	Feb. 23, 2022	Feb. 17, 2022	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2023	May 24, 2022	Apr. 19, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Common stock issued (in Dollars)						$ 2,222,222
Issued shares										3,675,414
Common stock per share (in Dollars per share)						$ 9
Percentage of underwriting discount					8.00%
Offering costs (in Dollars)					$ 17,100,000
Warrants to purchase								111,111
Exercise price per share (in Dollars per share)				$ 0.001				$ 10.35
Restricted common stock issued							93,466
Warrant liability (in Dollars)							$ 10,000	$ 729,900
Selling, general and administrative expense (in Dollars)							$ 254,000	$ 14,770,678	$ 9,351,552
Expected term								5 years
Expected volatility								117.80%
Risk-free interest rate								4.24%
Dividend yield								0.00%
Shares remaining repurchased								4,500,000
Number of shares of common stock issued								22,841,975	15,724,957
Warrants shares								149,173
Stock options vested					5,626,365			100
Preferred investment option price per share (in Dollars per share)								$ 0.5254	$ 1.52			$ 6.775
Cancelled preferred investment options			1,289,148	1,180,812
(in Dollars)								$ 50,000
Reduction of additional paid in capital (in Dollars)								$ 39,000
April 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Exercise price per share (in Dollars per share)											$ 0.001	$ 6.774
Dividend yield								0.00%
Number of shares of common stock issued				590,406
Warrants shares				590,406
Stock options vested												1,180,812
Preferred investment option price per share (in Dollars per share)				$ 6.65
Private placement were approximatel (in Dollars)				$ 6,900,000
April Contingent Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Warrants shares								70,849
Value of liability (in Dollars)								$ 36,000
August 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Exercise price per share (in Dollars per share)			$ 2.714					$ 2.546
Warrant liability (in Dollars)								$ 8,000
Number of shares of common stock issued			1,350,000
Warrants shares			2,333,280					227,497
Stock options vested			4,972,428
Preferred investment option price per share (in Dollars per share)			$ 2.715
Private placement were approximatel (in Dollars)			$ 8,700,000
Cancelled preferred investment options				1,180,812
Pre-funded warrants exercised								646,640	1,686,640
Investment options								2,486,214
Reduced exercise price (in Dollars per share)								$ 1.09
Preferred investment options outstanding								2,486,214
Increase in fair value of the preferred investment options (in Dollars)								$ 860,000
August Contingent Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Exercise price per share (in Dollars per share)			$ 3.3938
Warrants shares								70,849	298,346
Warrants issued			298,346					70,849
Contingent warrant liability shares (in Dollars)								$ 149,173
Common Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Common stock issued (in Dollars)								$ 22,841,975	$ 15,724,957
Common stock outstanding								22,324,576	15,265,228
Restricted common stock issued							200,000	512,940	293,466
Number of shares of common stock issued									10,000,000
Treasury Stocks [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Shares remaining repurchased		5,000,000						57,670	459,729
Price per share (in Dollars per share)	$ 2	$ 1						$ 1.02	$ 1.23
Aggregate common stock value (in Dollars)								$ 59,000	$ 600,000
Maximum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Expected term								10 years	10 years
Expected volatility								119.50%	121.20%
Risk-free interest rate								4.70%	4.30%
Minimum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Expected term								5 years	5 years
Expected volatility								101.10%	112.60%
Risk-free interest rate								3.50%	2.90%
H.C. Wainwright & Co., LLC [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Preferred investment option price per share (in Dollars per share)				$ 8.46875
Private placement were approximatel (in Dollars)				$ 85,000
Issued shares of common stock				70,849
Aggregate number of shares percentage				6.00%
H.C. Wainwright & Co., LLC [Member] | April 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Expected term								4 years
Expected volatility								117.00%
Risk-free interest rate								4.00%
H.C. Wainwright & Co., LLC [Member] | April Contingent Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Preferred investment option price per share (in Dollars per share)				$ 8.46875
April Contingent Warrants issue				70,849
H.C. Wainwright & Co., LLC [Member] | August 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
(in Dollars)			$ 85,000
H.C. Wainwright & Co., LLC [Member] | August Wainwright Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Exercise price per share (in Dollars per share)			$ 3.3938
Warrants shares			220,997
Aggregate number of shares percentage			6.00%
H.C. Wainwright & Co., LLC [Member] | Maximum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Placement agent fee and management fee percentage				7.50%
H.C. Wainwright & Co., LLC [Member] | Maximum [Member] | August 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Placement agent fee and management fee percentage			7.50%
H.C. Wainwright & Co., LLC [Member] | Minimum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Placement agent fee and management fee percentage				1.00%
H.C. Wainwright & Co., LLC [Member] | Minimum [Member] | August 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Placement agent fee and management fee percentage			1.00%
Restricted Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 3 [Line Items]
Expected term								6 months
Expected volatility								96.36%
Risk-free interest rate								4.09%
Dividend yield								0.00%